UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.5%
	Automobiles and Components - 1.2%
282	Harley-Davidson, Inc.	$16,410

	Capital Goods - 8.4%
175	Acuity Brands, Inc.	20,627
276	Danaher Corp.	20,970
467	DigitalGlobe, Inc. ●	13,302
600	HD Supply Holdings, Inc. ●	16,353
167	Pall Corp.	13,980
198	Pentair plc	12,946
397	Textron, Inc.	14,277
		112,455
	Commercial and Professional Services - 4.1%
198	IHS, Inc. ●	24,790
206	Manpowergroup, Inc.	14,418
340	Nielsen N.V.	15,073
		54,281
	Consumer Durables and Apparel - 4.2%
119	Harman International Industries, Inc.	11,655
196	Lennar Corp.	7,621
4,144	Samsonite International S.A.	13,343
156	Whirlpool Corp.	22,781
		55,400
	Consumer Services - 6.4%
21	Chipotle Mexican Grill, Inc. ●	13,762
641	Diamond Resorts International, Inc. ●	14,600
67	Panera Bread Co. Class A ●	10,910
202	Starbucks Corp.	15,239
196	Starwood Hotels & Resorts, Inc.	16,304
171	Wyndham Worldwide Corp.	13,932
		84,747
	Diversified Financials - 5.1%
64	BlackRock, Inc.	20,860
325	Julius Baer Group Ltd.	14,524
494	Nomad Holdings Ltd. ●†	5,619
198	Northern Trust Corp.	13,436
567	Platform Specialty Products Corp. ●	14,197
		68,636
	Energy - 3.2%
198	Baker Hughes, Inc.	12,898
178	Energen Corp.	12,834
86	Pioneer Natural Resources Co.	17,004
		42,736
	Food and Staples Retailing - 1.0%
166	CVS Health Corp.	13,222

	Food, Beverage and Tobacco - 2.8%
111	Anheuser-Busch InBev N.V. ADR	12,281
93	Keurig Green Mountain, Inc.	12,053
141	Monster Beverage Corp. ●	12,891
		37,225
	Health Care Equipment and Services - 1.9%
200	Cerner Corp. ●	11,909
403	Envision Healthcare Holdings ●	13,963
		25,872
	Insurance - 1.2%
297	American International Group, Inc.	16,061
	Materials - 0.8%
79	Martin Marietta Materials, Inc.	10,141

	Pharmaceuticals, Biotechnology and Life Sciences - 16.0%
84	Actavis plc ●	20,192
62	Alnylam Pharmaceuticals, Inc. ●	4,825
84	Amgen, Inc.	11,848
245	AstraZeneca plc	17,545
774	Bristol-Myers Squibb Co.	39,592
216	Celgene Corp. ●	20,446
146	Covance, Inc. ●	11,502
122	Incyte Corp. ●	5,986
217	Merck & Co., Inc.	12,880
149	Novartis AG	14,029
202	Ono Pharmaceutical Co., Ltd.	17,907
43	Regeneron Pharmaceuticals, Inc. ●	15,661
50	Vertex Pharmaceuticals, Inc. ●	5,652
428	Zoetis, Inc.	15,830
		213,895
	Real Estate - 1.0%
438	CBRE Group, Inc. ●	13,013

	Retailing - 10.9%
103	Advance Automotive Parts, Inc.	13,356
89	Amazon.com, Inc. ●	28,689
25	AutoZone, Inc. ●	12,663
500	Lowe's Cos., Inc.	26,475
53	Netflix, Inc. ●	23,791
16	Priceline (The) Group, Inc. ●	18,249
128	Signet Jewelers Ltd.	14,539
44	The Honest Co. ⌂●†	1,065
95	Tory Burch LLC ⌂●†	5,769
30	Zalando SE ●	827
		145,423
	Semiconductors and Semiconductor Equipment - 3.3%
110	ASML Holding N.V.	10,843
135	First Solar, Inc. ●	8,863
227	NXP Semiconductors N.V. ●	15,556
454	SunEdison, Inc. ●	8,571
		43,833
	Software and Services - 11.8%
774	Activision Blizzard, Inc.	16,093
334	Akamai Technologies, Inc. ●	19,970
219	Alibaba Group Holding Ltd. ●	19,450
78	Baidu, Inc. ADR ●	16,913
984	Cadence Design Systems, Inc. ●	16,938
498	Facebook, Inc. ●	39,346
110	Factset Research Systems, Inc.	13,418
224	Yelp, Inc. ●	15,303
		157,431
	Technology Hardware and Equipment - 10.8%
1,009	Apple, Inc.	101,665
147	F5 Networks, Inc. ●	17,496
100	SanDisk Corp.	9,827
284	TE Connectivity Ltd.	15,678
		144,666

1

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 95.5% - (continued)
	Transportation - 1.4%
112	FedEx Corp.		$18,141

	Total Common Stocks
	(Cost $1,154,979)		$1,273,588

Preferred Stocks - 3.8%
	Capital Goods - 0.6%
1,458	Lithium Technology Corp. ⌂●†		$7,802

	Health Care Equipment and Services - 0.1%
314	ConforMIS, Inc. ⌂●†		2,258

	Retailing - 0.2%
102	The Honest Co. Series C ⌂●†β		2,485

	Software and Services - 2.1%
1,364	Apigee Corp. ⌂●†		4,146
1,872	Essence Holding Group ⌂●†		2,664
287	Lookout, Inc. ⌂●†		2,953
64	New Relic, Inc. ⌂●†		1,665
228	Nutanix, Inc. ⌂●†		2,748
190	Uber Technologies, Inc. ⌂●†		10,609
211	Veracode, Inc. ⌂●†		3,502
			28,287
	Technology Hardware and Equipment - 0.6%
464	DataLogix Holdings ⌂●†		4,301
268	Pure Storage, Inc. ⌂●†		3,798
			8,099
	Telecommunication Services - 0.2%
164	DocuSign, Inc. ⌂●†		2,550
			2,550
	Total Preferred Stocks
	(Cost $54,319)		$51,481

Warrants - 0.0%
	Diversified Financials - 0.0%
493	Nomad Holdings Ltd. †		$264

	Total Warrants
	(Cost $5)		$264

	Total Long-Term Investments
	(Cost $1,209,303)		$1,325,333

Short-Term Investments - 0.6%
Repurchase Agreements - 0.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $15, collateralized by U.S. Treasury Note 0.63%, 2017, value of $15)
$15	0.001%, 9/30/14		$15
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $1,465, collateralized by FHLMC
2.40% - 4.50%, 2032 - 2044, FNMA 2.44% -
	4.50%, 2026 - 2044, value of $1,494)
1,465	0.001%, 9/30/14		1,465
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$1,049, collateralized by U.S. Treasury Bond
3.38% - 11.25%, 2015 - 2044, U.S. Treasury
Note 0.13% - 4.63%, 2014 - 2024, value of
	$1,070)
1,049	0.001%, 9/30/14		1,049
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $334, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $340)
334	0.001%, 9/30/14		334
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $693, collateralized by U.S. Treasury Note 2.38%, 2024, value of $707)
693	0.01%, 9/30/14		693
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $1,211, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $1,235)
1,211	0.001%, 9/30/14		1,211
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $256, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $261)
256	0.001%, 9/30/14		256
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $472,
collateralized by U.S. Treasury Bond 3.75%,
2043, U.S. Treasury Note 1.63% - 4.25%, 2014
	- 2019, value of $482)
472	0.001%, 9/30/14		472
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$2,175, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $2,219)
2,175	0.001%, 9/30/14		2,175
			7,670
	Total Short-Term Investments
	(Cost $7,670)		$7,670

	Total Investments
	(Cost $1,216,973) ▲	99.9%	$1,333,003
	Other Assets and Liabilities	0.1%	672
	Total Net Assets	100.0%	$1,333,675

2

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $1,214,143 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$143,344
Unrealized Depreciation	(24,484)
Net Unrealized Appreciation	$118,860

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At September 30, 2014, the aggregate value of these securities was $64,198, which represents 4.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2014	1,364	Apigee Corp. Preferred	$3,969
08/2014	314	ConforMIS, Inc. Preferred	2,509
05/2014	464	DataLogix Holdings Preferred	4,778
02/2014	164	DocuSign, Inc. Preferred	2,149
05/2014	1,872	Essence Holding Group Preferred	2,960
08/2013	1,458	Lithium Technology Corp. Preferred	7,108
07/2014	287	Lookout, Inc. Preferred	3,281
04/2014	64	New Relic, Inc. Preferred	1,850
08/2014	228	Nutanix, Inc. Preferred	3,053
04/2014	268	Pure Storage, Inc. Preferred	4,220
08/2014	44	The Honest Co.	1,183
08/2014	102	The Honest Co. Series C Preferred	2,761
11/2013	95	Tory Burch LLC	7,409
06/2014	190	Uber Technologies, Inc. Preferred	11,788
08/2014	211	Veracode, Inc. Preferred	3,891

At September 30, 2014, the aggregate value of these securities was $58,315, which represents 4.4% of total net assets.

β	Convertible security.

Foreign Currency Contracts Outstanding at September 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
CHF	Sell	10/01/2014	BNY	$175	$174	$1	$–
EUR	Buy	10/02/2014	GSC	826	826	–	–
GBP	Sell	10/01/2014	BCLY	221	221	–	–
HKD	Sell	10/03/2014	BOA	170	170	–	–
Total						$1	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNY	BNY Mellon
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.

Currency Abbreviations:
CHF	Swiss Franc
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

Diversification by Sector

as of September 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	22.9%
Consumer Staples	3.8
Energy	3.2
Financials	7.3
Health Care	18.0
Industrials	14.5
Information Technology	28.6
Materials	0.8
Services	0.2
Total	99.3%
Short-Term Investments	0.6
Other Assets and Liabilities	0.1
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,273,588	$1,202,749	$64,005	$6,834
Preferred Stocks	51,481	–	–	51,481
Warrants	264	264	–	–
Short-Term Investments	7,670	–	7,670	–
Total	$1,333,003	$1,203,013	$71,675	$58,315
Foreign Currency Contracts *	$1	$–	$1	$–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts *	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the nine-month period ended September 30, 2014, investments valued at $14,592 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or mean price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2014
Assets:
Common Stocks	$40,454	$—	$(1,681	)†	$—	$3,084	$—	$—	$(35,023)	$6,834
Preferred Stocks	—	—	(3,459	)‡	—	47,211	—	7,729	—	51,481
Warrants	323	—	—		—	—	—	—	(323)	—
Total	$40,777	$—	$(5,140)		$—	$50,295	$—	$7,729	$(35,346)	$58,315

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $(1,681).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $(3,459).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1%
	Automobiles and Components - 1.0%
6	Lear Corp.	$493
14	Superior Industries International, Inc.	238
5	Visteon Corp. ●	457
		1,188
	Banks - 4.3%
62	Fifth Third Bancorp	1,249
12	Hanmi Financial Corp.	240
105	Huntington Bancshares, Inc.	1,017
62	KeyCorp	832
8	MainSource Financial Group, Inc.	136
10	Popular, Inc. ●	300
26	Radian Group, Inc.	368
54	Regions Financial Corp.	542
4	WSFS Financial Corp.	265
		4,949
	Capital Goods - 7.7%
12	AAON, Inc.	208
9	AGCO Corp.	423
2	Alliant Techsystems, Inc.	294
9	Altra Industrial Motion Corp.	268
6	American Railcar Industries, Inc.	462
9	American Woodmark Corp. ●	343
11	Argan, Inc.	350
10	Brady Corp. Class A	213
2	Esterline Technologies Corp. ●	234
12	Fluor Corp.	771
5	Generac Holdings, Inc. ●	199
3	Hyster-Yale Materials Handling, Inc.	215
11	Joy Global, Inc.	600
49	Meritor, Inc. ●	529
4	Moog, Inc. Class A ●	287
9	Proto Laboratories, Inc. ●	621
7	Regal-Beloit Corp.	463
17	Taser International, Inc. ●	268
6	Timken Co.	237
13	Trinity Industries, Inc.	598
6	United Rentals, Inc. ●	622
2	Valmont Industries, Inc.	324
4	Wabco Holdings, Inc. ●	391
		8,920
	Commercial and Professional Services - 3.7%
13	Avery Dennison Corp.	558
9	Barrett Business Services, Inc.	368
8	Deluxe Corp.	425
6	Dun & Bradstreet Corp.	752
8	Korn/Ferry International ●	207
24	Pitney Bowes, Inc.	602
9	Quintiles Transnational Holdings ●	502
26	R.R. Donnelley & Sons Co.	423
19	RPX Corp. ●	262
3	UniFirst Corp.	251
		4,350
	Consumer Durables and Apparel - 3.4%
5	CSS Industries, Inc.	124
5	Deckers Outdoor Corp. ●	505
5	Fossil Group, Inc. ●	479
4	Harman International Industries, Inc.	363
24	Nautilus Group, Inc. ●	282
1	NVR, Inc. ●	1,085
2	Polaris Industries, Inc.	233
120	Quiksilver, Inc. ●	207
8	Skechers USA, Inc. Class A ●	421
8	Steven Madden Ltd. ●	258
		3,957
	Consumer Services - 4.6%
9	American Public Education, Inc. ●	229
11	Apollo Education Group, Inc. ●	272
20	Bridgepoint Education, Inc. ●	223
17	Brinker International, Inc.	843
2	Buffalo Wild Wings, Inc. ●	242
2	Capella Education Co.	119
6	Cheesecake Factory, Inc.	273
4	DeVry Education Group, Inc.	167
8	Domino's Pizza, Inc.	585
28	International Speedway Corp. Class A	876
14	K12, Inc. ●	228
5	Marriott Vacations Worldwide Corp. ●	298
5	Outerwall, Inc. ●	281
3	Panera Bread Co. Class A ●	504
4	Strayer Education, Inc. ●	252
		5,392
	Diversified Financials - 1.8%
55	Apollo Investment Corp.	451
8	Nelnet, Inc.	340
37	New Mountain Finance Corp.	539
11	RCS Capital Corp-Class A	248
14	Solar Capital Ltd.	254
3	World Acceptance Corp. ●	216
		2,048
	Energy - 5.9%
45	Abraxas Petroleum Corp. ●	237
5	Carrizo Oil & Gas, Inc. ●	258
2	Clayton Williams Energy, Inc. ●	231
2	Core Laboratories N.V.	288
7	CVR Energy, Inc.	291
10	Helmerich & Payne, Inc.	1,010
15	HollyFrontier Corp.	672
12	Matrix Service Co. ●	282
10	Nabors Industries Ltd.	230
7	Newfield Exploration Co. ●	241
11	Patterson-UTI Energy, Inc.	351
15	Pioneer Energy Services Corp. ●	213
2	REX American Resources Corp. ●	175
12	RPC, Inc.	252
52	Sandridge Energy, Inc. ●	222
3	SM Energy Co.	265
4	Unit Corp. ●	235
63	Vaalco Energy, Inc. ●	537
18	Valero Energy Corp.	854
		6,844
	Food and Staples Retailing - 0.5%
5	Andersons (The), Inc.	308
59	Rite Aid Corp. ●	286
		594
	Food, Beverage and Tobacco - 1.3%
2	Ingredion, Inc.	121
31	Pilgrim's Pride Corp. ●	954
11	Universal Corp.	466
		1,541

1

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1% - (continued)
	Health Care Equipment and Services - 4.3%
6	Aetna, Inc.	$454
11	Anika Therapeutics, Inc. ●	400
6	Centene Corp. ●	513
3	Chemed Corp.	298
5	Computer Programs & Systems, Inc.	310
7	Ensign Group, Inc.	250
11	Globus Medical, Inc. ●	216
10	Health Net, Inc. ●	466
5	ICU Medical, Inc. ●	308
5	Magellan Health, Inc. ●	274
8	Orthofix International N.V. ●	254
9	PharMerica Corp. ●	225
27	Quality Systems, Inc.	376
11	SurModics, Inc. ●	200
10	VCA, Inc. ●	389
		4,933
	Household and Personal Products - 0.4%
6	Herbalife Ltd.	254
4	Usana Health Sciences, Inc. ●	258
		512
	Insurance - 5.8%
1	Alleghany Corp. ●	251
6	AmTrust Financial Services, Inc.	235
9	Assurant, Inc.	566
10	Axis Capital Holdings Ltd.	492
6	Endurance Specialty Holdings Ltd.	314
4	Everest Re Group Ltd.	664
9	FBL Financial Group Class A	420
11	Federated National Holding Co.	315
36	Genworth Financial, Inc. ●	476
18	Greenlight Capital Re Ltd. Class A ●	596
29	MBIA, Inc. ●	266
16	Montpelier Re Holdings Ltd.	488
4	Phoenix Cos., Inc. ●	230
39	Symetra Financial Corp.	898
16	United Insurance Holdings Corp.	246
8	Validus Holdings Ltd.	294
		6,751
	Materials - 5.8%
5	Albemarle Corp.	295
8	Clearwater Paper Corp. ●	469
14	Commercial Metals Co.	232
16	Domtar Corp.	576
14	Flotek Industries, Inc. ●	355
53	Gold Resource Corp.	269
20	Graphic Packaging Holding Co. ●	245
22	Huntsman Corp.	569
19	Kronos Worldwide, Inc.	256
14	Olin Corp.	356
8	PolyOne Corp.	274
6	Reliance Steel & Aluminum	397
27	Resolute Forest Products ●	416
9	Sonoco Products Co.	369
15	Steel Dynamics, Inc.	339
5	Stepan Co.	222
29	Stillwater Mining Co. ●	431
8	US Silica Holdings, Inc.	488
6	Worthington Industries, Inc.	234
		6,792
	Media - 0.8%
18	Global Sources Ltd. ●	121
7	Scholastic Corp.	230
16	Starz ●	516
		867
	Pharmaceuticals, Biotechnology and Life Sciences - 8.7%
14	Accelerate Diagnostics, Inc. ●	309
16	Anacor Pharmaceuticals, Inc. ●	379
43	Arena Pharmaceuticals, Inc. ●	180
4	Bio-Rad Laboratories, Inc. Class A ●	431
23	Bruker Corp. ●	422
12	Cambrex Corp. ●	232
13	Charles River Laboratories International, Inc. ●	800
24	DepoMed, Inc. ●	358
27	Emergent Biosolutions, Inc. ●	565
10	Hyperion Therapeutics, Inc. ●	245
12	Impax Laboratories, Inc. ●	294
1	Intercept Pharmaceuticals, Inc. ●	237
7	Lannet, Inc. ●	297
6	Ligand Pharmaceuticals, Inc. Class B ●	277
10	Myriad Genetics, Inc. ●	382
27	Nektar Therapeutics ●	325
41	Northwest Biotherapeutics, Inc. ●	206
41	Pacific Biosciences of California ●	201
7	PAREXEL International Corp. ●	442
98	PDL Biopharma, Inc.	734
37	Pozen, Inc.	268
23	Repligen Corp. ●	464
25	Sciclone Pharmaceuticals, Inc. ●	171
6	Techne Corp.	561
11	United Therapeutics Corp. ●	1,351
		10,131
	Real Estate - 11.6%
15	AG Mortgage Investment Trust, Inc. REIT	265
16	Altisource Residential Corp.	384
35	American Capital Mortgage Investment Corp. REIT	657
56	Brandywine Realty Trust REIT	785
64	Capstead Mortgage Corp. REIT	786
58	Chambers Street Properties	436
12	Equity Commonwealth	306
18	Equity Lifestyle Properties, Inc. REIT	771
20	First Potomac Realty Trust REIT	240
11	Franklin Street Properties Corp. REIT	119
23	Government Properties Income Trust REIT	506
14	Hatteras Financial Corp. REIT	246
8	Hospitality Properties Trust REIT	218
5	Jones Lang LaSalle, Inc.	657
7	LaSalle Hotel Properties REIT	240
63	Mack-Cali Realty Corp. REIT	1,198
28	MFA Mortgage Investments, Inc. REIT	221
40	New Residential Investment Corp.	234
20	NorthStar Realty Finance Corp.	352
26	Pennsylvania REIT	522
82	Piedmont Office Realty Trust, Inc.	1,450
100	Resource Capital Corp. REIT	488
77	Retail Properties of America, Inc.	1,128
6	Sabra Healthcare REIT, Inc.	134
10	Select Income REIT	228
12	St. Joe Co. ●	229
47	Two Harbors Investment Corp. REIT	457

2

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.1% - (continued)
	Real Estate - 11.6% - (continued)
16	Western Asset Mortgage Capital Corp. REIT	$242
		13,499
	Retailing - 5.2%
10	ANN, Inc. ●	419
12	Big Lots, Inc.	508
12	Buckle (The), Inc.	549
10	Cato Corp.	345
19	Chico's FAS, Inc.	282
6	Children's Place, Inc.	286
8	Dillard's, Inc.	850
16	Finish Line (The), Inc.	393
13	Foot Locker, Inc.	696
26	Francescas Holding Corp. ●	365
25	Nutrisystem, Inc.	384
15	Overstock.com, Inc. ●	249
11	Williams-Sonoma, Inc.	746
		6,072
	Semiconductors and Semiconductor Equipment - 3.1%
10	Ambarella, Inc. ●	437
52	Amkor Technology, Inc. ●	434
15	Cirrus Logic, Inc. ●	306
16	Integrated Device Technology, Inc. ●	249
21	Kulicke & Soffa Industries, Inc. ●	294
38	ON Semiconductor Corp. ●	339
11	Photronics, Inc. ●	91
27	RF Micro Devices, Inc. ●	313
71	Silicon Image, Inc. ●	358
14	Skyworks Solutions, Inc.	813
		3,634
	Software and Services - 8.4%
6	Amdocs Ltd.	271
53	Angie's List, Inc. ●	335
18	Aspen Technology, Inc. ●	660
34	AVG Technologies N.V. ●	567
18	Booz Allen Hamilton Holding Corp.	414
31	CA, Inc.	863
24	Carbonite, Inc. ●	243
26	Convergys Corp.	456
10	CSG Systems International, Inc.	263
10	CyrusOne, Inc.	236
26	Digital River, Inc. ●	379
4	DST Systems, Inc.	352
27	Global Cash Access, Inc. ●	179
10	Leidos Holdings, Inc.	333
17	Liquidity Services, Inc. ●	232
5	Manhattan Associates, Inc. ●	157
14	Mentor Graphics Corp.	295
14	Pegasystems, Inc.	260
11	PTC, Inc. ●	399
11	Rovi Corp. ●	219
31	Synopsys, Inc. ●	1,219
16	Take-Two Interactive Software, Inc. ●	371
17	VASCO Data Security International, Inc. ●	323
12	VeriFone Systems, Inc. ●	399
8	WebMD Health Corp. ●	343
		9,768
	Technology Hardware and Equipment - 3.6%
9	Arris Group, Inc. ●	261
9	Arrow Electronics, Inc. ●	520
65	Brocade Communications Systems, Inc.	704
17	Clearfield, Inc. ●	211
10	Comtech Telecommunications Corp.	365
8	Echostar Corp. ●	385
12	Ingram Micro, Inc. ●	302
12	Lexmark International, Inc.	506
5	Palo Alto Networks, Inc. ●	530
13	QLogic Corp. ●	117
74	Sonus Networks, Inc. ●	253
		4,154
	Telecommunication Services - 0.9%
45	Frontier Communications Co.	295
17	Spok Holdings, Inc.	225
21	Telephone & Data Systems, Inc.	513
		1,033
	Transportation - 2.7%
37	Alaska Air Group, Inc.	1,602
5	Allegiant Travel Co.	631
6	ArcBest Corp.	228
5	Avis Budget Group, Inc. ●	296
6	Swift Transportation Co. ●	130
10	Werner Enterprises, Inc.	254
		3,141
	Utilities - 3.6%
124	Atlantic Power Corp.	294
40	Great Plains Energy, Inc.	974
12	New Jersey Resources Corp.	581
13	Pinnacle West Capital Corp.	694
46	Westar Energy, Inc.	1,580
		4,123
	Total Common Stocks
	( Cost $105,983)	$115,193

	Total Long-Term Investments
	(Cost $105,983)	$115,193

Short-Term Investments - 0.4%
Repurchase Agreements - 0.4%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $1, collateralized by U.S. Treasury Note 0.63%, 2017, value of $1)
$1	0.001%, 9/30/14	$1
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $92, collateralized by FHLMC 2.40% -
4.50%, 2032 - 2044, FNMA 2.44% - 4.50%,
	2026 - 2044, value of $94)
92	0.001%, 9/30/14	92
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $66,
collateralized by U.S. Treasury Bond 3.38% -
11.25%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.63%, 2014 - 2024, value of $67)
66	0.001%, 9/30/14	66

3

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Short-Term Investments - 0.4% - (continued)
Repurchase Agreements - 0.4% - (continued)
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $21, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $21)
$21	0.001%, 9/30/14	$21
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $43, collateralized by U.S. Treasury Note 2.38%, 2024, value of $44)
43	0.01%, 9/30/14	43
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $76, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $77)
76	0.001%, 9/30/14	76
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $16, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $16)
16	0.001%, 9/30/14	16
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $30,
collateralized by U.S. Treasury Bond 3.75%,
2043, U.S. Treasury Note 1.63% - 4.25%, 2014 -
	2019, value of $30)
29	0.001%, 9/30/14	29
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $136,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2043, FNMA 2.50% - 5.00%, 2025 - 2044, U.S.
	Treasury Note 2.13%, 2021, value of $139)
136	0.001%, 9/30/14	136
		480
	Total Short-Term Investments
	(Cost $480)	$480

Total Investments
(Cost $106,463) ▲	99.5%	$115,673
Other Assets and Liabilities	0.5%	530
Total Net Assets	100.0%	$116,203

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $106,697 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$15,714
Unrealized Depreciation	(6,738)
Net Unrealized Appreciation	$8,976

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of September 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.0%
Consumer Staples	2.2
Energy	5.9
Financials	23.5
Health Care	13.0
Industrials	14.1
Information Technology	15.1
Materials	5.8
Services	0.9
Utilities	3.6
Total	99.1%
Short-Term Investments	0.4
Other Assets and Liabilities	0.5
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$115,193	$115,193	$–	$–
Short-Term Investments	480	–	480	–
Total	$115,673	$115,193	$480	$–

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.2%
	Automobiles and Components - 1.6%
14	Cooper Tire & Rubber Co.	$405
189	Dana Holding Corp.	3,616
5	Gentherm, Inc. ●	203
106	Tenneco Automotive, Inc. ●	5,534
8	Tower International, Inc. ●	196
		9,954
	Banks - 2.4%
3	Bofi Holding, Inc. ●	196
210	EverBank Financial Corp.	3,701
170	First Merchants Corp.	3,437
94	Flushing Financial Corp.	1,718
338	MGIC Investment Corp. ●	2,639
74	Wintrust Financial Corp.	3,297
		14,988
	Capital Goods - 9.3%
64	A.O. Smith Corp.	3,012
157	AAON, Inc.	2,669
19	Acuity Brands, Inc.	2,184
117	Altra Industrial Motion Corp.	3,425
6	American Railcar Industries, Inc.	473
74	Applied Industrial Technologies, Inc.	3,362
7	Argan, Inc.	240
78	Astronics Corp. ●	3,701
84	AZZ, Inc.	3,517
71	Chart Industries, Inc. ●	4,321
29	Esterline Technologies Corp. ●	3,227
32	Generac Holdings, Inc. ●	1,297
66	Heico Corp.	3,080
20	Hyster-Yale Materials Handling, Inc.	1,461
7	John Bean Technologies Corp.	200
54	Lennox International, Inc.	4,128
78	Meritor, Inc. ●	844
70	Moog, Inc. Class A ●	4,757
6	Proto Laboratories, Inc. ●	393
47	Sun Hydraulics Corp.	1,757
16	Taser International, Inc. ●	239
48	Teledyne Technologies, Inc. ●	4,552
58	Toro Co.	3,422
11	Trex Co., Inc. ●	373
20	Woodward, Inc.	948
		57,582
	Commercial and Professional Services - 3.5%
13	Barrett Business Services, Inc.	529
8	Brink's Co.	185
105	Deluxe Corp.	5,795
10	Enernoc, Inc. ●	175
62	Exponent, Inc.	4,377
118	GP Strategies Corp. ●	3,396
18	Korn/Ferry International ●	438
122	On Assignment, Inc. ●	3,275
34	Performant Financial Corp. ●	273
32	RPX Corp. ●	435
18	Steelcase, Inc.	285
14	TrueBlue, Inc. ●	364
3	UniFirst Corp.	280
40	Wageworks, Inc. ●	1,812
		21,619
	Consumer Durables and Apparel - 3.1%
91	Arctic Cat, Inc.	3,153
18	Crocs, Inc. ●	224
8	Ethan Allen Interiors, Inc.	193
125	Kate Spade & Co. ●	3,291
2	Polaris Industries, Inc.	241
198	Quiksilver, Inc. ●	341
12	Smith & Wesson Holding Corp. ●	116
159	Steven Madden Ltd. ●	5,112
115	Taylor Morrison Home Corp. ●	1,861
22	Vera Bradley, Inc. ●	449
147	Vince Holding Corp. ●	4,439
		19,420
	Consumer Services - 5.2%
10	American Public Education, Inc. ●	264
287	Bloomin' Brands, Inc. ●	5,265
32	Bridgepoint Education, Inc. ●	355
93	Brinker International, Inc.	4,710
32	Buffalo Wild Wings, Inc. ●	4,353
12	Capella Education Co.	766
130	Del Frisco's Restaurant Group, Inc. ●	2,485
10	Domino's Pizza, Inc.	788
18	Grand Canyon Education, Inc. ●	738
9	Hillenbrand, Inc.	262
155	Ignite Restaurant Group, Inc. ●	932
12	ITT Educational Services, Inc. ●	51
15	K12, Inc. ●	233
76	Marriott Vacations Worldwide Corp. ●	4,828
19	Outerwall, Inc. ●	1,088
94	Sotheby's Holdings	3,352
16	Strayer Education, Inc. ●	940
27	Texas Roadhouse, Inc.	752
		32,162
	Diversified Financials - 1.6%
36	BGC Partners, Inc.	267
11	Credit Acceptance Corp. ●	1,387
58	Evercore Partners, Inc.	2,733
123	HFF, Inc.	3,564
29	Portfolio Recovery Associates, Inc. ●	1,517
16	RCS Capital Corp-Class A	349
3	World Acceptance Corp. ●	209
		10,026
	Energy - 3.6%
182	Abraxas Petroleum Corp. ●	959
10	Basic Energy Services, Inc. ●	210
3	Carbo Ceramics, Inc.	184
11	Carrizo Oil & Gas, Inc. ●	592
3	Clayton Williams Energy, Inc. ●	328
14	CVR Energy, Inc.	640
6	Delek U.S. Holdings, Inc.	186
184	Energy XXI (Bermuda) Ltd.	2,090
90	Forum Energy Technologies, Inc. ●	2,742
122	Jones Energy, Inc. ●	2,284
34	Magnum Hunter Resources Corp. ●	190
8	Matador Resources Co. ●	199
78	Newpark Resources, Inc. ●	974
7	Pacific Ethanol, Inc. ●	99
73	PBF Energy, Inc.	1,752
17	Pioneer Energy Services Corp. ●	241
213	Quicksilver Resources, Inc. ●	129
3	REX American Resources Corp. ●	204
78	Rosetta Resources, Inc. ●	3,497
144	RSP Permian, Inc. ●	3,689

1

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.2% - (continued)
	Energy - 3.6% - (continued)
109	Vaalco Energy, Inc. ●	$927
19	W&T Offshore, Inc.	212
4	Western Refining, Inc.	176
		22,504
	Food and Staples Retailing - 2.1%
86	Casey's General Stores, Inc.	6,178
9	Fresh Market, Inc. ●	297
148	Natural Grocers by Vitamin Cottage, Inc. ●	2,407
38	PriceSmart, Inc.	3,228
179	Rite Aid Corp. ●	868
		12,978
	Food, Beverage and Tobacco - 1.5%
11	Cal-Maine Foods, Inc.	1,001
49	Pilgrim's Pride Corp. ●	1,500
14	Sanderson Farms, Inc.	1,205
68	TreeHouse Foods, Inc. ●	5,454
		9,160
	Health Care Equipment and Services - 10.2%
10	Addus Homecare Corp. ●	186
6	Align Technology, Inc. ●	310
18	Anika Therapeutics, Inc. ●	653
10	Atrion Corp.	3,114
14	Centene Corp. ●	1,134
11	Computer Programs & Systems, Inc.	627
107	Corvel Corp. ●	3,632
66	Cyberonics, Inc. ●	3,381
149	Dexcom, Inc. ●	5,948
268	Globus Medical, Inc. ●	5,271
163	HealthSouth Corp.	6,018
27	Heartware International, Inc. ●	2,118
9	HMS Holdings Corp. ●	162
58	ICU Medical, Inc. ●	3,714
21	Magellan Health, Inc. ●	1,144
16	Masimo Corp. ●	343
6	Molina Healthcare, Inc. ●	259
16	Natus Medical, Inc. ●	466
119	Omnicell, Inc. ●	3,258
43	Orthofix International N.V. ●	1,344
26	Quality Systems, Inc.	352
45	Radnet, Inc. ●	297
20	Select Medical Holdings Corp.	236
107	Team Health Holdings ●	6,231
31	Triple-S Management Corp., Class B ●	607
123	U.S. Physical Therapy, Inc.	4,358
183	Vascular Solutions, Inc. ●	4,517
57	Wellcare Health Plans, Inc. ●	3,413
		63,093
	Household and Personal Products - 0.9%
12	Medifast, Inc. ●	381
144	Prestige Brands Holdings, Inc. ●	4,664
6	Usana Health Sciences, Inc. ●	420
		5,465
	Insurance - 1.2%
103	Amerisafe, Inc.	4,026
11	AmTrust Financial Services, Inc.	418
6	Greenlight Capital Re Ltd. Class A ●	198
82	Maiden Holdings Ltd.	906
35	Montpelier Re Holdings Ltd.	1,079
17	United Insurance Holdings Corp.	250
31	Universal Insurance Holdings, Inc.	401
		7,278
	Materials - 5.7%
33	Berry Plastics Group, Inc. ●	820
67	Cabot Corp.	3,427
10	Clearwater Paper Corp. ●	589
27	Flotek Industries, Inc. ●	701
13	Globe Specialty Metals, Inc.	240
60	Gold Resource Corp.	306
559	Graphic Packaging Holding Co. ●	6,952
357	Headwaters, Inc. ●	4,475
6	Koppers Holdings, Inc.	186
1	Newmarket Corp.	193
38	Olin Corp.	967
356	Omnova Solutions, Inc. ●	1,910
73	Orion Engineered Carbons S. A. ●	1,284
204	PolyOne Corp.	7,253
5	Schweitzer-Mauduit International, Inc.	202
75	Silgan Holdings, Inc.	3,513
63	Stillwater Mining Co. ●	950
19	US Silica Holdings, Inc.	1,163
		35,131
	Media - 0.4%
79	DreamWorks Animation SKG, Inc. ●	2,159
39	McClatchy Co. Class A ●	132
6	Shutterstock, Inc. ●	414
		2,705
	Pharmaceuticals, Biotechnology and Life Sciences - 12.6%
14	Accelerate Diagnostics, Inc. ●	292
33	Achillion Pharmaceuticals, Inc. ●	327
85	Acorda Therapeutics, Inc. ●	2,864
7	Aegerion Pharmaceuticals, Inc. ●	230
108	Aerie Pharmaceuticals, Inc. ●	2,235
30	Affymetrix, Inc. ●	235
60	Agios Pharmaceuticals, Inc. ●	3,666
5	Akorn, Inc. ●	167
42	Alkermes plc ●	1,810
45	Alnylam Pharmaceuticals, Inc. ●	3,485
130	Anacor Pharmaceuticals, Inc. ●	3,172
312	Arena Pharmaceuticals, Inc. ●	1,308
44	ARIAD Pharmaceuticals, Inc. ●	238
200	Bruker Corp. ●	3,702
13	Cambrex Corp. ●	237
120	DepoMed, Inc. ●	1,824
178	Durata Therapeutics, Inc. ●	2,253
491	Exelixis, Inc. ●	751
117	Five Prime Therapeutics, Inc. ●	1,367
51	Glycomimetics, Inc. ●	354
26	Horizon Pharma plc ●	324
99	Hyperion Therapeutics, Inc. ●	2,489
174	Immunogen, Inc. ●	1,839
7	Impax Laboratories, Inc. ●	173
17	Insys Therapeutics, Inc. ●	659
91	Ironwood Pharmaceuticals, Inc. ●	1,177
23	Isis Pharmaceuticals, Inc. ●	885
15	Lannet, Inc. ●	690
14	Ligand Pharmaceuticals, Inc. Class B ●	667
138	Medicines Co. ●	3,072
81	Merrimack Pharmaceuticals, Inc. ●	714
38	Nektar Therapeutics ●	455

2

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.2% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 12.6% - (continued)
79	Northwest Biotherapeutics, Inc. ●	$399
115	NPS Pharmaceuticals, Inc. ●	2,997
120	PAREXEL International Corp. ●	7,577
164	PDL Biopharma, Inc.	1,225
85	Portola Pharmaceuticals, Inc. ●	2,140
139	Pozen, Inc.	1,021
9	Prothena Corp. plc ●	191
60	PTC Therapeutics, Inc. ●	2,649
20	Puma Biotechnology, Inc. ●	4,818
63	Repligen Corp. ●	1,252
14	Salix Pharmaceuticals Ltd. ●	2,254
21	Sangamo BioSciences, Inc. ●	223
161	Sciclone Pharmaceuticals, Inc. ●	1,109
61	Synergy Pharmaceuticals, Inc. ●	170
89	Synta Pharmaceuticals Corp. ●	269
78	Tesaro, Inc. ●	2,111
48	Ultragenyx Pharmaceutical, Inc. ●	2,695
236	Xenoport, Inc. ●	1,270
		78,031
	Real Estate - 2.4%
73	Altisource Residential Corp.	1,746
86	Apollo Residential Mortgage, Inc. REIT	1,325
86	Coresite Realty Corp. REIT	2,838
45	Potlatch Corp. REIT	1,809
128	Ramco-Gershenson Properties Trust REIT	2,083
18	Ryman Hospitality Properties, Inc.	861
25	St. Joe Co. ●	500
271	Sunstone Hotel Investors, Inc. REIT	3,740
		14,902
	Retailing - 4.8%
16	ANN, Inc. ●	650
38	Buckle (The), Inc.	1,721
89	Core-Mark Holding Co., Inc.	4,698
116	DSW, Inc.	3,502
18	Finish Line (The), Inc.	438
101	Five Below, Inc. ●	4,009
74	Francescas Holding Corp. ●	1,036
9	Group 1 Automotive, Inc.	654
92	HSN, Inc.	5,622
101	Nutrisystem, Inc.	1,552
36	Office Depot, Inc. ●	183
38	Overstock.com, Inc. ●	642
350	Pier 1 Imports, Inc.	4,157
25	Select Comfort Corp. ●	525
9	Zumiez, Inc. ●	253
		29,642
	Semiconductors and Semiconductor Equipment - 4.1%
35	Ambarella, Inc. ●	1,507
25	Amkor Technology, Inc. ●	206
43	Cirrus Logic, Inc. ●	894
219	GT Advanced Technologies, Inc. ●	2,374
33	Integrated Device Technology, Inc. ●	522
111	Kulicke & Soffa Industries, Inc. ●	1,576
139	Lattice Semiconductor Corp. ●	1,039
151	Nanometrics, Inc. ●	2,275
22	Rambus, Inc. ●	273
93	RF Micro Devices, Inc. ●	1,075
243	Silicon Image, Inc. ●	1,226
9	Spansion, Inc. Class A ●	210
72	SunEdison Semiconductor Ltd. ●	1,401
231	SunEdison, Inc. ●	4,360
95	SunPower Corp. ●	3,221
11	Synaptics, Inc. ●	783
9	Tessera Technologies, Inc.	237
108	Ultratech Stepper, Inc. ●	2,455
		25,634
	Software and Services - 17.8%
80	Angie's List, Inc. ●	511
176	Aspen Technology, Inc. ●	6,625
64	AVG Technologies N.V. ●	1,064
133	Bankrate, Inc. ●	1,515
46	CACI International, Inc. Class A ●	3,301
308	Carbonite, Inc. ●	3,154
84	Cass Information Systems, Inc.	3,463
8	Comverse, Inc. ●	188
61	CSG Systems International, Inc.	1,606
53	Cvent, Inc. ●	1,356
36	Demandware, Inc. ●	1,858
63	Digital River, Inc. ●	910
151	Ellie Mae, Inc. ●	4,918
14	Envestnet, Inc. ●	648
66	ePlus, Inc. ●	3,686
127	Exlservice Holdings, Inc. ●	3,112
80	Fair Isaac, Inc.	4,395
370	Five9, Inc. ●	2,423
159	Fleetmatics Group Ltd. ●	4,855
143	Global Cash Access, Inc. ●	963
57	Heartland Payment Systems, Inc.	2,720
5	iGate Corp. ●	195
103	j2 Global, Inc.	5,061
35	Jive Software, Inc. ●	206
27	Logmein, Inc. ●	1,235
229	Manhattan Associates, Inc. ●	7,643
92	Marketo, Inc. ●	2,977
247	Model N, Inc. ●	2,435
87	Netscout Systems, Inc. ●	4,000
67	Pegasystems, Inc.	1,285
152	PTC, Inc. ●	5,618
92	Qualys, Inc. ●	2,449
303	Sapient Corp. ●	4,245
49	Solera Holdings, Inc.	2,751
70	Take-Two Interactive Software, Inc. ●	1,613
67	Tyler Corp. ●	5,958
27	VASCO Data Security International, Inc. ●	507
5	Verint Systems, Inc. ●	267
108	WebMD Health Corp. ●	4,510
30	WEX, Inc. ●	3,342
29	Zendesk, Inc. ●	617
		110,185
	Technology Hardware and Equipment - 2.7%
181	Aruba Networks, Inc. ●	3,909
127	CDW Corp. of Delaware	3,950
17	Clearfield, Inc. ●	218
6	Cognex Corp. ●	233
5	Comtech Telecommunications Corp.	194
53	FEI Co.	4,025
413	Sonus Networks, Inc. ●	1,411

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.2% - (continued)
	Technology Hardware and Equipment - 2.7% - (continued)
77	Ubiquiti Networks, Inc. ●	$2,891
		16,831
	Telecommunication Services - 0.3%
59	IDT Corp. Class B	944
44	Inteliquent, Inc.	546
		1,490
	Transportation - 2.2%
16	Alaska Air Group, Inc.	697
7	Allegiant Travel Co.	816
14	ArcBest Corp.	507
125	Celadon Group, Inc.	2,435
59	Hawaiian Holdings, Inc. ●	790
21	JetBlue Airways Corp. ●	225
115	Marten Transport Ltd.	2,053
15	Matson, Inc.	382
36	SkyWest, Inc.	280
23	Spirit Airlines, Inc. ●	1,570
194	Swift Transportation Co. ●	4,075
		13,830
	Total Common Stocks
	( Cost $595,735)	$614,610

	Total Long-Term Investments
	(Cost $595,735)	$614,610

Short-Term Investments - 0.2%
Repurchase Agreements - 0.2%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $2, collateralized by U.S. Treasury Note 0.63%, 2017, value of $2)
$2	0.001%, 9/30/14	$2
Bank of America Merrill Lynch TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $235, collateralized by FHLMC 2.40%
- 4.50%, 2032 - 2044, FNMA 2.44% - 4.50%,
	2026 - 2044, value of $240)
235	0.001%, 9/30/14	235
Bank of Montreal TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $169,
collateralized by U.S. Treasury Bond 3.38% -
11.25%, 2015 - 2044, U.S. Treasury Note 0.13%
	- 4.63%, 2014 - 2024, value of $172)
169	0.001%, 9/30/14	169
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $54, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $55)
54	0.001%, 9/30/14	54
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $111, collateralized by U.S. Treasury Note 2.38%, 2024, value of $114)
111	0.01%, 9/30/14	111
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $195, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $198)
195	0.001%, 9/30/14	195
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $41, collateralized by U.S. Treasury
Bond 4.75% - 6.75%, 2026 - 2041, U.S.
Treasury Note 0.25% - 3.13%, 2015 - 2019,
	value of $42)
41	0.001%, 9/30/14	41
Societe Generale TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $76,
collateralized by U.S. Treasury Bond 3.75%,
2043, U.S. Treasury Note 1.63% - 4.25%, 2014 -
	2019, value of $77)
76	0.001%, 9/30/14	76
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of $349,
collateralized by FHLMC 3.50% - 4.00%, 2026 -
2043, FNMA 2.50% - 5.00%, 2025 - 2044, U.S.
	Treasury Note 2.13%, 2021, value of $356)
349	0.001%, 9/30/14	349
		1,232
	Total Short-Term Investments
	(Cost $1,232)	$1,232

Total Investments
(Cost $596,967) ▲	99.4%	$615,842
Other Assets and Liabilities	0.6%	3,784
Total Net Assets	100.0%	$619,626

4

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $599,528 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$58,937
Unrealized Depreciation	(42,623)
Net Unrealized Appreciation	$16,314

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Diversification by Sector

as of September 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.1%
Consumer Staples	4.5
Energy	3.6
Financials	7.6
Health Care	22.8
Industrials	15.0
Information Technology	24.6
Materials	5.7
Services	0.3
Total	99.2%
Short-Term Investments	0.2
Other Assets and Liabilities	0.6
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$614,610	$614,610	$–	$–
Short-Term Investments	1,232	–	1,232	–
Total	$615,842	$614,610	$1,232	$–

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2014
Assets:
Common Stocks	$—	$654	$88	$—	$—	$(2,190)	$1,448	$—	$—
Total	$—	$654	$88	$—	$—	$(2,190)	$1,448	$—	$—

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Asset and Commercial Mortgage Backed Securities - 18.2%
	Finance and Insurance - 17.0%
	Apidos CLO
$3,385	1.71%, 04/17/2026 ■Δ	$3,386
	Ares CLO Ltd.
4,755	1.68%, 04/20/2023 ■Δ	4,650
3,135	1.73%, 04/17/2026 ■Δ	3,138
	Avalon IV Capital Ltd.
1,205	2.08%, 04/17/2023 ■Δ	1,205
	Cabela's Master Credit Card Trust
4,180	0.60%, 07/15/2022 Δ	4,178
	Cal Funding II Ltd.
4,090	3.47%, 10/25/2027 ■	4,082
	Capital Automotive Receivables Asset Trust
2,595	2.22%, 01/22/2019	2,609
	Carfinance Capital Automotive Trust
856	1.65%, 07/17/2017 ■	858
	Credit Acceptance Automotive Loan Trust
3,595	2.21%, 09/15/2020 ■	3,635
3,345	2.29%, 04/15/2022 ■	3,384
	Dryden Senior Loan Fund
4,085	1.62%, 04/18/2026 ■Δ	4,066
	Flatiron CLO Ltd.
2,000	2.13%, 07/17/2026 ■Δ	1,988
	Ford Credit Floorplan Master Owner Trust
695	2.32%, 01/15/2017 Δ	707
	FREMF Mortgage Trust
2,050	3.95%, 06/25/2047 ■Δ	2,104
	Huntington Automotive Trust
1,240	1.07%, 02/15/2018	1,243
	ING Investment Management CLO Ltd.
3,400	2.08%, 03/14/2022 ■Δ	3,380
	J.P. Morgan Mortgage Trust
3,975	3.00%, 09/01/2050 ■	4,016
	Limerock CLO
3,400	1.73%, 04/18/2026 ■Δ	3,399
	Magnetite CLO Ltd.
2,990	2.23%, 07/25/2026 ■Δ	2,990
	Master Asset Backed Securities Trust
247	2.85%, 05/25/2033 Δ	243
	Morgan Stanley ABS Capital I
1,300	1.65%, 11/25/2032 Δ	1,282
	Morgan Stanley Dean Witter Capital I
3,062	1.70%, 03/25/2033 Δ	2,908
	Nationstar Agency Advance Funding Trust
1,815	1.89%, 02/18/2048 ■	1,766
	OZLM Funding Ltd.
3,255	1.73%, 04/17/2026 ■Δ	3,258
	Sequoia Mortgage Trust
2,863	0.39%, 02/20/2035 Δ	2,760
	SpringCastle America Funding LLC
4,555	2.70%, 05/25/2023 ■☼	4,554
	Springleaf Funding Trust
2,890	2.41%, 12/15/2022 ■	2,884
	Springleaf Mortgage Loan Trust
7,110	1.27%, 06/25/2058 ■	7,086
3,488	1.57%, 12/25/2059 ■	3,486
	Structured Asset Securities Corp.
1,617	1.65%, 02/25/2033 Δ	1,576
	Thornburg Mortgage Securities Trust
7,552	2.24%, 04/25/2045 Δ	7,654
	Voya CLO Ltd.
1,370	1.68%, 07/17/2026 ■Δ	1,370
	WaMu Mortgage Pass-Through Certificates
2,550	2.14%, 03/25/2033 Δ	2,552
2,889	2.34%, 10/25/2035 Δ	2,811
	Wells Fargo Mortgage Backed Securities Trust
2,786	2.49%, 09/25/2033 Δ	2,829
		104,037

	Transportation Equipment Manufacturing - 1.2%
	TAL Advantage LLC
7,600	2.83%, 02/22/2038 ■	7,500

	Total Asset and Commercial Mortgage Backed Securities
	(Cost $110,538)	$111,537

Municipal Bonds - 0.5%
	Utilities - Combined - 0.5%
	Utility Debt Securitization Auth, New York
$2,920	3.44%, 12/15/2025	$2,996

	Total Municipal Bonds
	(Cost $2,920)	$2,996

U.S. Government Agencies - 38.0%
	FHLMC - 11.7%
$5,948	0.54%, 04/25/2020 Δ	$5,955
12,461	1.57%, 01/25/2022	12,240
5,906	2.57%, 06/01/2042 Δ	6,074
6,000	3.50%, 11/15/2025	6,290
161	4.50%, 12/01/2018	170
18,625	5.50%, 05/15/2033 Ф	20,023
7,100	5.50%, 06/01/2034 - 12/01/2039	7,908
7,716	6.00%, 10/01/2021 - 09/01/2034	8,450
3,146	6.50%, 02/01/2017 - 09/01/2032	3,538
563	7.00%, 10/01/2026 - 11/01/2032	643
11	7.50%, 05/01/2024 - 06/01/2025	13
24	8.00%, 08/01/2024 - 10/01/2024	26
1	8.50%, 10/01/2024	1
11	10.00%, 11/01/2020	11
		71,342
	FNMA - 24.7%
8,377	1.49%, 03/01/2018	8,344
3,545	2.22%, 10/01/2022	3,437
8,306	2.25%, 10/01/2022	8,075
3,570	2.31%, 10/01/2022	3,480
2,301	2.35%, 10/01/2022	2,249
920	2.36%, 06/01/2019	932
746	2.40%, 10/01/2022	731
2,200	2.50%, 10/15/2029 ☼,Ð	2,212
1,080	2.52%, 10/01/2022	1,067
2,094	2.56%, 01/01/2019	2,147
1,578	2.65%, 07/01/2019	1,609
1,303	2.72%, 05/01/2021	1,325
274	2.83%, 05/01/2021	279
18,942	3.00%, 08/01/2043	18,699
64	3.05%, 10/01/2020	66
1,612	3.25%, 04/01/2021 - 11/01/2021	1,676
304	3.27%, 05/01/2021	315

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. Government Agencies - 38.0% - (continued)
	FNMA - 24.7% - (continued)
$335	3.39%, 11/01/2020	$351
282	3.41%, 11/01/2020	297
14,399	3.50%, 10/01/2020 - 10/15/2044 ☼,Ð	14,983
7,718	3.74%, 06/01/2018	8,216
3,900	4.00%, 10/15/2044 ☼,Ð	4,110
22,400	4.50%, 10/15/2044 ☼,Ð	24,168
17,724	5.00%, 08/01/2018 - 10/15/2044 ☼,Ð	19,516
2,490	5.50%, 08/01/2015 - 08/01/2019	2,654
12,146	6.00%, 10/01/2023 - 02/01/2037	13,706
3,860	6.50%, 11/01/2014 - 09/01/2032	4,467
753	6.50%, 06/25/2029 Ф	839
462	7.00%, 03/01/2015 - 02/01/2032	536
17	7.50%, 06/01/2023	19
92	8.00%, 10/01/2029 - 02/01/2031	104
1	8.50%, 04/01/2017	1
26	9.00%, 08/01/2020 - 09/01/2021	27
		150,637
	GNMA - 1.6%
1,707	5.00%, 01/20/2034	1,901
1,993	5.50%, 09/20/2033	2,156
1,405	6.00%, 01/15/2033 - 02/15/2033	1,628
2,268	6.50%, 12/15/2028 - 01/15/2032	2,574
1,075	7.00%, 06/20/2030 - 10/15/2032	1,243
346	7.50%, 04/15/2022 - 04/20/2030	383
49	8.50%, 09/15/2019 - 03/15/2030	52
		9,937
	Total U.S. Government Agencies
	(Cost $227,033)	$231,916

U.S. Government Securities - 43.7%
Other Direct Federal Obligations - 19.5%
	FHLB - 19.5%
$16,335	1.75%, 12/14/2018	$16,360
20,665	4.13%, 03/13/2020	22,638
26,000	5.25%, 12/09/2022	30,975
45,500	5.38%, 05/18/2016	49,091
		119,064
U.S. Treasury Securities - 24.2%
	U.S. Treasury Notes - 24.2%
58,270	0.88%, 04/30/2017 ‡	58,211
47,600	2.13%, 01/15/2019 ◄	57,703
30,400	2.63%, 01/31/2018 ‡	31,739
		147,653
	Total U.S. Government Securities
	(Cost $265,050)	$266,717

	Total Long-Term Investments
	(Cost $605,541)	$613,166

Short-Term Investments - 8.7%
Commercial Paper - 1.1%
	Finance and Insurance - 1.1%
	Abbey National NA
$6,750	0.05%, 10/31/2014 ○	$6,750

		6,750
Repurchase Agreements - 7.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $89, collateralized by U.S. Treasury Note 0.63%, 2017, value of $91)
89	0.001%, 9/30/14	89
Bank of America Merrill Lynch TriParty
Repurchase Agreement (maturing on
10/01/2014 in the amount of $8,839,
collateralized by FHLMC 2.40% - 4.50%, 2032
- 2044, FNMA 2.44% - 4.50%, 2026 -
	2044, value of $9,016)
8,839	0.001%, 9/30/14	8,839
Bank of Montreal TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $6,330, collateralized by U.S.
Treasury Bond 3.38% - 11.25%, 2015 - 2044,
U.S. Treasury Note 0.13% - 4.63%, 2014 -
	2024, value of $6,456)
6,330	0.001%, 9/30/14	6,330
	Bank of Montreal TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $2,013, collateralized by FHLMC 2.00% - 5.00%, 2023 - 2043, FNMA 2.00% - 3.50%, 2021 - 2042, value of $2,053)
2,012	0.001%, 9/30/14	2,012
	Barclays Capital TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $4,182, collateralized by U.S. Treasury Note 2.38%, 2024, value of $4,266)
4,182	0.01%, 9/30/14	4,182
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 10/01/2014 in the amount of $7,308, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2015 - 2021, value of $7,454)
7,308	0.001%, 9/30/14	7,308
RBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $1,542, collateralized by U.S.
Treasury Bond 4.75% - 6.75%, 2026 - 2041,
U.S. Treasury Note 0.25% - 3.13%, 2015 -
	2019, value of $1,572)
1,542	0.001%, 9/30/14	1,542
Societe Generale TriParty Repurchase
Agreement (maturing on 10/01/2014 in the
amount of $2,850, collateralized by U.S.
Treasury Bond 3.75%, 2043, U.S. Treasury
Note 1.63% - 4.25%, 2014 - 2019, value of
	$2,907)
2,850	0.001%, 9/30/14	2,850

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Short-Term Investments - 8.7% - (continued)
Repurchase Agreements - 7.6% - (continued)
TD Securities TriParty Repurchase Agreement
(maturing on 10/01/2014 in the amount of
$13,126, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2043, FNMA 2.50% - 5.00%,
2025 - 2044, U.S. Treasury Note 2.13%, 2021,
	value of $13,389)
13,126	0.001%, 9/30/14	13,126
		46,278
	Total Short-Term Investments
	(Cost $53,028)	$53,028

Total Investments
(Cost $658,569) ▲	109.1%	$666,194
Other Assets and Liabilities	(9.1)%	(55,724)
Total Net Assets	100.0%	$610,470

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2014, the cost of securities for federal income tax purposes was $658,569 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,139
Unrealized Depreciation	(3,514)
Net Unrealized Appreciation	$7,625

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2014.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2014, the aggregate value of these securities was $78,185, which represents 12.8% of total net assets.

Ð	Represents or includes a TBA transaction.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $60,015 at September 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

Cash pledged and received as collateral in connection with derivatives at September 30, 2014.

	Pledged	Received
Futures contracts	$117	$–
Total	$117	$–

Futures Contracts Outstanding at September 30, 2014

	Number of	Expiration	Notional	Market	Unrealized Appreciation/(Depreciation)		Variation Margin
Description	Contracts*	Date	Amount	Value ╪	Asset	Liability	Asset	Liability
Long position contracts:
U.S. Treasury 2-Year Note Future	219	12/31/2014	$47,906	$47,927	$21	$–	$–	$(7)
U.S. Treasury 5-Year Note Future	125	12/31/2014	14,852	14,782	–	(70)	–	(6)
Total					$21	$(70)	$–	$(13)
Short position contracts:
U.S. Treasury 10-Year Note Future	57	12/19/2014	$7,108	$7,104	$4	$–	$13	$–
U.S. Treasury Long Bond Future	24	12/19/2014	3,338	3,310	28	–	10	–
Total					$32	$–	$23	$–
Total futures contracts					$53	$(70)	$23	$(13)

* The number of contracts does not omit 000's.

4

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

TBA Sale Commitments Outstanding at September 30, 2014

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC, 5.50%	$5,800	10/15/2043	$6,443	$(9)

At September 30, 2014, the aggregate market value of these securities represents 1.1% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CLO	Collateralized Loan Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Credit Exposure

as of September 30, 2014

Credit Rating *	Percentage of Net Assets
Aaa/ AAA	41.8%
Aa/ AA	50.1
A	3.6
Baa/ BBB	1.6
B	0.7
Caa/ CCC or Lower	0.5
Not Rated	2.1
Non-Debt Securities and Other Short-Term Instruments	8.7
Other Assets and Liabilities	(9.1)
Total	100.0%

*     Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service (Moody's) and typically range from AAA/Aaa (highest) to C/D (lowest). Presentation of S&P and Moody's credit ratings in this report have been selected for informational purposes for shareholders, as well as the Fund's consideration of industry practice. If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

5

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
September 30, 2014 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2014

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset and Commercial Mortgage Backed Securities	$111,537	$–	$84,644	$26,893
Municipal Bonds	2,996	–	2,996	–
U.S. Government Agencies	231,916	–	231,916	–
U.S. Government Securities	266,717	–	266,717	–
Short-Term Investments	53,028	–	53,028	–
Total	$666,194	$–	$639,301	$26,893
Futures *	$53	$53	$–	$–
Total	$53	$53	$–	$–
Liabilities:
TBA Sale Commitments	$6,443	$–	$6,443	$–
Total	$6,443	$–	$6,443	$–
Futures *	$70	$70	$–	$–
Total	$70	$70	$–	$–

♦	For the nine-month period ended September 30, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2014
Assets:
Asset & Commercial Mortgage Backed Securities	$37,022	$56	$(4	)†	$—	$11,460	$(8,590)	$—	$(13,051)	$26,893
Corporate Bonds	2,960	—	—		—	—	—	—	(2,960)	—
Total	$39,982	$56	$(4)		$—	$11,460	$(8,590)	$—	$(16,011)	$26,893

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at September 30, 2014 was $93.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

6

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: November 17, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 17, 2014	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: November 17, 2014	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller